UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3346
Oppenheimer Series Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/29/2011

Item 1. Reports to Stockholders.

April 30, 2011

Oppenheimer

Value Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	11.6%
Commercial Banks	9.2
Health Care Providers & Services	6.8
Electric Utilities	5.6
Insurance	5.0
Chemicals	5.0
Capital Markets	4.9
Media	4.5
Software	4.3
Biotechnology	4.2
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets.

Top Ten Common Stock Holdings

Chevron Corp.	5.0%
JPMorgan Chase & Co.	3.0
MetLife, Inc.	3.0
Ingersol-Rand plc	2.9
Humana, Inc.	2.9
Wells Fargo & Co.	2.8
Ford Motor Co.	2.7
Coca-Cola Co. (The)	2.6
LyondellBasell Industries NV, Cl. A	2.6
Viacom, Inc., Cl. B	2.4
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com
8 | OPPENHEIMER VALUE FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on the total market value of common stocks.
9 | OPPENHEIMER VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER VALUE FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2010	April 29, 2011	April 29, 2011

Actual
Class A	$1,000.00	$1,175.50	$5.43
Class B	1,000.00	1,170.30	10.10
Class C	1,000.00	1,171.30	9.41
Class N	1,000.00	1,173.70	6.99
Class Y	1,000.00	1,177.90	3.06

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.68	5.04
Class B	1,000.00	1,015.39	9.39
Class C	1,000.00	1,016.03	8.74
Class N	1,000.00	1,018.25	6.49
Class Y	1,000.00	1,021.85	2.85
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 29, 2011 are as follows:

Class	Expense Ratios

Class A	1.01%
Class B	1.88
Class C	1.75
Class N	1.30
Class Y	0.57
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS April 29, 2011* / Unaudited

	Shares	Value

Common Stocks—97.4%
Consumer Discretionary—11.3%
Automobiles—2.7%
Ford Motor Co.[1]	4,762,390	$73,674,173
Household Durables—1.9%
Mohawk Industries, Inc.[1]	865,214	51,947,449
Media—4.5%
Comcast Corp., Cl. A	2,170,790	56,961,530
Viacom, Inc., Cl. B	1,305,310	66,779,660

		123,741,190

Multiline Retail—1.8%
Target Corp.	983,370	48,283,467
Specialty Retail—0.5%
Talbots, Inc. (The)[1]	2,646,223	14,236,680
Consumer Staples—6.2%
Beverages—2.6%
Coca-Cola Co. (The)	1,080,820	72,912,117
Food & Staples Retailing—1.4%
Walgreen Co.	903,220	38,585,558
Household Products—2.2%
Church & Dwight Co., Inc.	736,800	60,771,264
Energy—11.6%
Oil, Gas & Consumable Fuels—11.6%
Apache Corp.	225,710	30,102,943
Chevron Corp.	1,260,250	137,921,760
Exxon Mobil Corp.	679,170	59,766,960
Penn West Petroleum Ltd.	993,100	25,433,291
Royal Dutch Shell plc, ADR	855,640	66,294,987

		319,519,941

Financials—22.2%
Capital Markets—4.9%
E*TRADE Financial Corp.[1]	1,401,102	22,753,896
Goldman Sachs Group, Inc. (The)	322,460	48,694,685
State Street Corp.	1,349,788	62,832,631

		134,281,212

Commercial Banks—9.2%
CIT Group, Inc.[1]	1,076,190	45,695,027
M&T Bank Corp.	603,310	53,314,505
PNC Financial Services Group, Inc.	620,060	38,654,540
U.S. Bancorp	1,573,370	40,624,413
Wells Fargo & Co.	2,633,849	76,671,344

		254,959,829

Diversified Financial Services—3.0%
JPMorgan Chase & Co.	1,841,730	84,038,140
Insurance—5.0%
ACE Ltd.	838,485	56,388,116
MetLife, Inc.	1,764,130	82,543,643

		138,931,759

Health Care—15.0%
Biotechnology—4.2%
Amgen, Inc.[1]	1,152,340	65,510,529
Gilead Sciences, Inc.[1]	1,278,910	49,672,864

		115,183,393

Health Care Equipment & Supplies—2.0%
Medtronic, Inc.	1,316,980	54,983,915
Health Care Providers & Services—6.8%
HCA Holdings, Inc.[1]	1,477,330	48,456,424
Humana, Inc.[1]	1,033,510	78,670,781
WellPoint, Inc.	780,700	59,949,953

		187,077,158

Pharmaceuticals—2.0%
Pfizer, Inc.	2,640,570	55,346,347
Industrials—8.9%
Aerospace & Defense—1.5%
AerCap Holdings NV1	2,919,283	41,804,133
Airlines—1.5%
United Continental Holdings, Inc.[1]	1,732,250	39,529,945
Electrical Equipment—3.0%
Babcock & Wilcox Co.[1]	1,050,170	32,985,840
Cooper Industries plc	755,480	49,823,906

		82,809,746
13 | OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery—2.9%
Ingersoll-Rand plc	1,599,720	$80,785,860
Information Technology—6.4%
Internet Software & Services—1.0%
VeriSign, Inc.	734,550	27,148,968
Semiconductors & Semiconductor Equipment—1.1%
Xilinx, Inc.	839,100	29,251,026
Software—4.3%
Microsoft Corp.	2,423,300	63,054,266
Oracle Corp.	1,584,090	57,106,445

		120,160,711

Materials—7.8%
Chemicals—5.0%
Celanese Corp., Series A	1,330,314	66,409,275
LyondellBasell Industries NV, Cl. A1	1,609,538	71,624,441

		138,033,716

Containers & Packaging—1.5%
Rock-Tenn Co., Cl. A	596,620	41,208,543
Metals & Mining—1.3%
Allegheny Technologies, Inc.	480,360	34,585,920
Telecommunication Services—2.0%
Diversified Telecommunication Services—1.0%
AT&T, Inc.	943,800	29,371,056
Wireless Telecommunication Services—1.0%
Vodafone Group plc, Sponsored ADR	918,950	26,759,824
Utilities—6.0%
Electric Utilities—5.6%
American Electric Power Co., Inc.	683,660	24,939,917
Edison International, Inc.	1,534,330	60,253,139
Entergy Corp.	891,930	62,185,360
PPL Corp.	241,430	6,622,425

		154,000,841

Multi-Utilities—0.4%
NiSource, Inc.	614,680	11,955,526

Total Common Stocks (Cost $2,260,668,663)		2,685,879,407

Investment Company—5.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19%[2,3] (Cost $147,043,138)	147,043,138	147,043,138
Total Investments, at Value (Cost $2,407,711,801)	102.7%	2,832,922,545
Liabilities in Excess of Other Assets	(2.7)	(74,715,466)

Net Assets	100.0%	$2,758,207,079

Footnotes to Statement of Investments

*	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 29, 2010[a]	Additions	Reductions	April 29, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	57,718,808	675,861,199	586,536,869	147,043,138

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$147,043,138	$69,002

a.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

3.	Rate shown is the 7-day yield as of April 29, 2011.
14 | OPPENHEIMER VALUE FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 29, 2011 based on valuation input level:

		Level 2 —
	Level 1 —	Other	Level 3 —
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$311,882,959	$—	$—	$311,882,959
Consumer Staples	172,268,939	—	—	172,268,939
Energy	319,519,941	—	—	319,519,941
Financials	612,210,940	—	—	612,210,940
Health Care	412,590,813	—	—	412,590,813
Industrials	244,929,684	—	—	244,929,684
Information Technology	176,560,705	—	—	176,560,705
Materials	213,828,179	—	—	213,828,179
Telecommunication Services	56,130,880	—	—	56,130,880
Utilities	165,956,367	—	—	165,956,367
Investment Company	147,043,138	—	—	147,043,138

Total Assets	$2,832,922,545	$—	$—	$2,832,922,545

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
15 | OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 29, 2011[1]

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,260,668,663)	$2,685,879,407
Affiliated companies (cost $147,043,138)	147,043,138

2,832,922,545
Cash	24,177
Receivables and other assets:
Investments sold	62,945,019
Dividends	1,926,771
Shares of capital stock sold	1,652,443
Other	167,612

Total assets	2,899,638,567

Liabilities
Payables and other liabilities:
Investments purchased	137,796,020
Shares of capital stock redeemed	2,607,913
Transfer and shareholder servicing agent fees	347,892
Directors’ compensation	323,073
Distribution and service plan fees	245,405
Shareholder communications	72,122
Other	39,063

Total liabilities	141,431,488

Net Assets	$2,758,207,079

Composition of Net Assets
Par value of shares of capital stock	$114,551
Additional paid-in capital	3,144,103,679
Accumulated net investment income	2,821,892
Accumulated net realized loss on investments and foreign currency transactions	(814,043,787)
Net unrealized appreciation on investments	425,210,744

Net Assets	$2,758,207,079

16 | OPPENHEIMER VALUE FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $833,276,849 and 34,861,203 shares of capital stock outstanding)	$23.90
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$25.36

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,076,542 and 2,185,108 shares of capital stock outstanding)	$23.37

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $177,832,203 and 7,763,839 shares of capital stock outstanding)	$22.91

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $113,437,909 and 4,837,584 shares of capital stock outstanding)	$23.45

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,582,583,576 and 64,903,134 shares of capital stock outstanding)	$24.38

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
17 | OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 29, 2011[1]

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $124,991)	$23,203,678
Affiliated companies	69,002
Interest	1,497

Total investment income	23,274,177

Expenses
Management fees	6,080,883
Distribution and service plan fees:
Class A	983,464
Class B	255,892
Class C	841,249
Class N	273,502
Transfer and shareholder servicing agent fees:
Class A	1,072,238
Class B	135,233
Class C	212,797
Class N	175,138
Class Y	590,108
Shareholder communications:
Class A	72,662
Class B	14,808
Class C	17,354
Class N	4,737
Class Y	71,094
Directors’ compensation	24,387
Accounting service fees	7,500
Custodian fees and expenses	6,978
Administration service fees	750
Other	31,753

Total expenses	10,872,527
Less waivers and reimbursements of expenses	(80,124)

Net expenses	10,792,403

Net Investment Income	12,481,774
18 | OPPENHEIMER VALUE FUND

Realized and Unrealized Gain
Net realized gain on:
Investments from unaffiliated companies	$335,561,865

Foreign currency transactions	3,145

Net realized gain	335,565,010
Net change in unrealized appreciation/depreciation on investments	71,495,512

Net Increase in Net Assets Resulting from Operations	$419,542,296

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 29, 2011[1]	October 29,
	(Unaudited)	2010[1]

Operations
Net investment income	$12,481,774	$17,587,015
Net realized gain	335,565,010	124,278,213
Net change in unrealized appreciation/depreciation	71,495,512	125,150,506

Net increase in net assets resulting from operations	419,542,296	267,015,734

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(5,662,297)	(12,136,485)
Class B	—	(413,989)
Class C	(84,871)	(1,421,294)
Class N	(498,330)	(1,461,413)
Class Y	(15,806,597)	(14,996,199)

	(22,052,095)	(30,429,380)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A	(65,349,882)	(124,287,989)
Class B	(8,646,092)	(15,538,109)
Class C	(8,875,967)	(19,647,143)
Class N	(14,042,661)	(11,181,581)
Class Y	41,373,946	333,471,366

	(55,540,656)	162,816,544

Net Assets
Total increase	341,949,545	399,402,898
Beginning of period	2,416,257,534	2,016,854,636

End of period (including accumulated net investment income of $2,821,892 and $12,392,213, respectively)	$2,758,207,079	$2,416,257,534

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$20.48	$18.56	$16.11	$29.39	$26.08	$23.79

Income (loss) from investment operations:
Net investment income[2]	.09	.12	.23	.31	.28	.25
Net realized and unrealized gain (loss)	3.48	2.08	2.49	(11.44)	4.10	3.24

Total from investment operations	3.57	2.20	2.72	(11.13)	4.38	3.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.28)	(.27)	(.25)	(.21)	(.17)
Distributions from net realized gain	—	—	—	(1.90)	(.86)	(1.03)

Total dividends and/or distributions to shareholders	(.15)	(.28)	(.27)	(2.15)	(1.07)	(1.20)

Net asset value, end of period	$23.90	$20.48	$18.56	$16.11	$29.39	$26.08

Total Return, at Net Asset Value[3]	17.55%	11.93%	17.50%	(40.58)%	17.37%	15.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$833,277	$774,741	$822,406	$969,240	$1,747,318	$1,282,691

Average net assets (in thousands)	$803,663	$804,972	$786,984	$1,514,969	$1,504,682	$1,052,054

Ratios to average net assets:[4]
Net investment income	0.81%	0.64%	1.47%	1.35%	1.01%	1.03%
Total expenses[5]	1.01%	1.06%	1.12%	0.94%	0.89%	0.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%	1.06%	1.10%	0.94%	0.89%	0.93%

Portfolio turnover rate	60%	99%	132%	157%	130%	101%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.01%
Year Ended October 29, 2010	1.06%
Year Ended October 31, 2009	1.12%
Year Ended October 31, 2008	0.94%
Year Ended October 31, 2007	0.89%
Year Ended October 31, 2006	0.93%
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$19.97	$18.11	$15.60	$28.51	$25.33	$23.17

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	(.03)	.10	.11	.05	.04
Net realized and unrealized gain (loss)	3.41	2.02	2.47	(11.12)	3.99	3.15

Total from investment operations	3.40	1.99	2.57	(11.01)	4.04	3.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.13)	(.06)	—	—	—
Distributions from net realized gain	—	—	—	(1.90)	(.86)	(1.03)

Total dividends and/or distributions to shareholders	—	(.13)	(.06)	(1.90)	(.86)	(1.03)

Net asset value, end of period	$23.37	$19.97	$18.11	$15.60	$28.51	$25.33

Total Return, at Net Asset Value[3]	17.03%	11.01%	16.63%	(41.13)%	16.40%	14.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,076	$51,609	$61,762	$71,712	$157,689	$147,034

Average net assets (in thousands)	$51,704	$56,054	$59,861	$116,991	$159,306	$136,256

Ratios to average net assets:[4]
Net investment income (loss)	(0.05)%	(0.18)%	0.67%	0.49%	0.19%	0.19%
Total expenses[5]	2.06%	2.15%	2.24%	1.81%	1.73%	1.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.88%	1.90%	1.89%	1.81%	1.73%	1.81%

Portfolio turnover rate	60%	99%	132%	157%	130%	101%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	2.06%
Year Ended October 29, 2010	2.15%
Year Ended October 31, 2009	2.24%
Year Ended October 31, 2008	1.81%
Year Ended October 31, 2007	1.73%
Year Ended October 31, 2006	1.81%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER VALUE FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$19.57	$17.76	$15.35	$28.11	$25.00	$22.89

Income (loss) from investment operations:
Net investment income (loss)[2]	.01	(.02)	.10	.13	.06	.06
Net realized and unrealized gain (loss)	3.34	1.99	2.41	(10.94)	3.94	3.11

Total from investment operations	3.35	1.97	2.51	(10.81)	4.00	3.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.16)	(.10)	(.05)	(.03)	(.03)
Distributions from net realized gain	—	—	—	(1.90)	(.86)	(1.03)

Total dividends and/or distributions to shareholders	(.01)	(.16)	(.10)	(1.95)	(.89)	(1.06)

Net asset value, end of period	$22.91	$19.57	$17.76	$15.35	$28.11	$25.00

Total Return, at Net Asset Value[3]	17.13%	11.12%	16.64%	(41.05)%	16.48%	14.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$177,832	$160,129	$164,374	$175,970	$325,044	$247,730

Average net assets (in thousands)	$169,864	$163,194	$152,381	$268,992	$284,073	$212,087

Ratios to average net assets:[4]
Net investment income (loss)	0.06%	(0.11)%	0.66%	0.59%	0.23%	0.25%
Total expenses[5]	1.75%	1.81%	1.88%	1.70%	1.67%	1.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.75%	1.81%	1.86%	1.70%	1.67%	1.71%

Portfolio turnover rate	60%	99%	132%	157%	130%	101%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.75%
Year Ended October 29, 2010	1.81%
Year Ended October 31, 2009	1.88%
Year Ended October 31, 2008	1.70%
Year Ended October 31, 2007	1.67%
Year Ended October 31, 2006	1.72%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class N	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$20.07	$18.18	$15.74	$28.79	$25.56	$23.38

Income (loss) from investment operations:
Net investment income[2]	.06	.09	.21	.22	.18	.16
Net realized and unrealized gain (loss)	3.41	2.04	2.43	(11.20)	4.02	3.17

Total from investment operations	3.47	2.13	2.64	(10.98)	4.20	3.33

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)	(.24)	(.20)	(.17)	(.11)	(.12)
Distributions from net realized gain	—	—	—	(1.90)	(.86)	(1.03)

Total dividends and/or distributions to shareholders	(.09)	(.24)	(.20)	(2.07)	(.97)	(1.15)

Net asset value, end of period	$23.45	$20.07	$18.18	$15.74	$28.79	$25.56

Total Return, at Net Asset Value[3]	17.37%	11.80%	17.23%	(40.83)%	16.96%	14.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113,438	$110,161	$110,610	$133,088	$202,101	$122,588

Average net assets (in thousands)	$111,469	$111,359	$112,033	$188,506	$163,402	$104,142

Ratios to average net assets:[4]
Net investment income	0.53%	0.48%	1.35%	0.96%	0.66%	0.66%
Total expenses[5]	1.30%	1.22%	1.75%	1.46%	1.26%	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.30%	1.22%	1.32%	1.32%	1.25%	1.31%

Portfolio turnover rate	60%	99%	132%	157%	130%	101%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.30%
Year Ended October 29, 2010	1.22%
Year Ended October 31, 2009	1.75%
Year Ended October 31, 2008	1.46%
Year Ended October 31, 2007	1.26%
Year Ended October 31, 2006	1.33%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER VALUE FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class Y	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$20.94	$18.94	$16.49	$30.03	$26.61	$24.23

Income (loss) from investment operations:
Net investment income[2]	.14	.23	.29	.40	.38	.33
Net realized and unrealized gain (loss)	3.55	2.10	2.52	(11.69)	4.19	3.31

Total from investment operations	3.69	2.33	2.81	(11.29)	4.57	3.64

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.33)	(.36)	(.35)	(.29)	(.23)
Distributions from net realized gain	—	—	—	(1.90)	(.86)	(1.03)

Total dividends and/or distributions to shareholders	(.25)	(.33)	(.36)	(2.25)	(1.15)	(1.26)

Net asset value, end of period	$24.38	$20.94	$18.94	$16.49	$30.03	$26.61

Total Return, at Net Asset Value[3]	17.79%	12.43%	17.94%	(40.37)%	17.81%	15.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,582,584	$1,319,618	$857,703	$993,904	$1,113,222	$430,910

Average net assets (in thousands)	$1,462,413	$1,035,895	$881,802	$1,187,081	$643,874	$287,929

Ratios to average net assets:[4]
Net investment income	1.23%	1.17%	1.83%	1.73%	1.33%	1.32%
Total expenses[5]	0.57%	0.60%	0.81%	0.54%	0.53%	0.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%	0.60%	0.79%	0.54%	0.53%	0.57%

Portfolio turnover rate	60%	99%	132%	157%	130%	101%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	0.57%
Year Ended October 29, 2010	0.60%
Year Ended October 31, 2009	0.81%
Year Ended October 31, 2008	0.54%
Year Ended October 31, 2007	0.53%
Year Ended October 31, 2006	0.57%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of April 29, 2011, approximately 53% of the shares of the Fund were owned by other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual and Annual Periods. Since April 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
     Since October 29, 2010 represents the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market
26 | OPPENHEIMER VALUE FUND

inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the
27 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
28 | OPPENHEIMER VALUE FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 29, 2010, the Fund utilized $122,734,108 of capital loss carryforward to offset capital gains realized in that fiscal year. As of October 29, 2010, the Fund had available for federal income tax purposes straddle losses of $126,155 and unused capital loss carryforwards as follows:

Expiring

2016	$420,836,260
2017	682,432,624

Total	$1,103,268,884

As of April 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $767,830,029 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 29, 2011, it is estimated that the Fund will utilize $335,565,010 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,
29 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,407,711,801

Gross unrealized appreciation	$445,409,532
Gross unrealized depreciation	(20,198,788)

Net unrealized appreciation	$425,210,744

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 29, 2011, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$5,116
Payments Made to Retired Directors	22,053
Accumulated Liability as of April 29, 2011	170,429
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
30 | OPPENHEIMER VALUE FUND

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
31 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Capital Stock
The Fund has authorized 700 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	2,766,926	$61,709,522	5,639,598	$108,926,957
Dividends and/or distributions reinvested	248,890	5,246,601	577,016	11,072,938
Redeemed	(5,979,017)	(132,306,005)	(12,704,628)	(244,287,884)

Net decrease	(2,963,201)	$(65,349,882)	(6,488,014)	$(124,287,989)

Class B
Sold	152,135	$3,322,941	313,904	$5,954,087
Dividends and/or distributions reinvested	—	—	20,694	390,286
Redeemed	(551,148)	(11,969,033)	(1,160,933)	(21,882,482)

Net decrease	(399,013)	$(8,646,092)	(826,335)	$(15,538,109)

Class C
Sold	623,593	$13,378,451	1,149,721	$21,387,759
Dividends and/or distributions reinvested	3,656	74,063	66,232	1,222,648
Redeemed	(1,046,587)	(22,328,481)	(2,288,449)	(42,257,550)

Net decrease	(419,338)	$(8,875,967)	(1,072,496)	$(19,647,143)

Class N
Sold	487,381	$10,653,050	1,323,753	$25,180,398
Dividends and/or distributions reinvested	21,902	453,367	70,449	1,326,550
Redeemed	(1,161,043)	(25,149,078)	(1,987,549)	(37,688,529)

Net decrease	(651,760)	$(14,042,661)	(593,347)	$(11,181,581)

Class Y
Sold	8,035,510	$183,161,755	30,255,104	$582,281,223
Dividends and/or distributions reinvested	725,313	15,572,480	758,056	14,812,418
Redeemed	(6,873,281)	(157,360,289)	(13,293,668)	(263,622,275)

Net increase	1,887,542	$41,373,946	17,719,492	$333,471,366

32 | OPPENHEIMER VALUE FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$1,511,538,920	$1,606,844,696
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $300 million	0.625%
Next $100 million	0.500
Over $400 million	0.450
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 29, 2011, the Fund paid $2,188,701 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their
33 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class B	$1,103,879
Class C	2,979,289
Class N	2,485,427
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 29, 2011	$114,132	$3,154	$42,119	$6,759	$2,207
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 29, 2011, the Manager waived fees and/or reimbursed the Fund $34,148 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
34 | OPPENHEIMER VALUE FUND

During the six months ended April 29, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$45,976
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to Stipulations and Agreements of Settlement in cases involving two funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. Those settlements do not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the
35 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued
Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to the approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
36 | OPPENHEIMER VALUE FUND

OPPENHEIMER VALUE FUND
A Series of Oppenheimer Series Fund, Inc.

Directors and Officers	Brian F. Wruble, Chairman of the Board of Directors and Director
David K. Downes, Director
Matthew P. Fink, Director
Phillip A. Griffiths, Director
Mary F. Miller, Director
Joel W. Motley, Director
Mary Ann Tynan, Director
Joseph M. Wikler, Director
Peter I. Wold, Director
William F. Glavin, Jr., President and Principal Executive Officer
Mitch Williams, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
37 | OPPENHEIMER VALUE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
38 | OPPENHEIMER VALUE FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the Director of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
39 | OPPENHEIMER VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Series Fund, Inc.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/10/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	06/10/2011